                                                           February 7, 2005

                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED FEBRUARY 7, 2005 TO THE PROSPECTUSES OF

        Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
              Morgan Stanley Allocator Fund, dated April 30, 2004
       Morgan Stanley American Opportunities Fund, dated March 18, 2004
           Morgan Stanley Balanced Growth Fund, dated March 30, 2004
           Morgan Stanley Balanced Income Fund, dated March 30, 2004
            Morgan Stanley Biotechnology Fund, dated July 30, 2004
     Morgan Stanley California Tax-Free Income Fund, dated March 18, 2004
      Morgan Stanley Capital Opportunities Trust, dated February 27, 2004
     Morgan Stanley Convertible Securities Trust, dated November 30, 2004
  Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
     Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
      Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
       Morgan Stanley European Equity Fund Inc., dated December 30, 2004
       Morgan Stanley Federal Securities Trust, dated December 30, 2004
         Morgan Stanley Financial Services Trust, dated July 30, 2004
         Morgan Stanley Flexible Income Trust, dated December 30, 2004
  Morgan Stanley Fund of Funds -- Domestic Portfolio, dated November 30, 2004
        Morgan Stanley Fundamental Value Fund, dated November 30, 2004
           Morgan Stanley Global Advantage Fund, dated July 30, 2004
     Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
          Morgan Stanley Global Utilities Fund, dated April 30, 2004
                Morgan Stanley Growth Fund, dated May 28, 2004
        Morgan Stanley Health Sciences Trust, dated September 30, 2004
       Morgan Stanley High Yield Securities Inc., dated October 29, 2004
          Morgan Stanley Income Builder Fund, dated November 30, 2004
              Morgan Stanley Information Fund, dated May 28, 2004
          Morgan Stanley International Fund, dated December 30, 2004
        Morgan Stanley International SmallCap Fund, dated July 30, 2004
    Morgan Stanley International Value Equity Fund, dated October 29, 2004
                Morgan Stanley Japan Fund, dated July 30, 2004
         Morgan Stanley KLD Social Index Fund, dated February 27, 2004
           Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
         Morgan Stanley Nasdaq-100 Index Fund, dated February 27, 2004
    Morgan Stanley Natural Resource Development Securities Inc., dated
                              April 30, 2004
      Morgan Stanley New York Tax-Free Income Fund, dated March 18, 2004
       Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
          Morgan Stanley Quality Income Trust, dated October 29, 2004
           Morgan Stanley Real Estate Fund, dated February 27, 2004
           Morgan Stanley S&P 500 Index Fund, dated October 29, 2004
       Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
           Morgan Stanley Special Growth Fund, dated April 30, 2004
          Morgan Stanley Special Value Fund, dated September 30, 2004
           Morgan Stanley Strategist Fund, dated September 30, 2004
       Morgan Stanley Tax-Exempt Securities Trust, dated March 18, 2004
        Morgan Stanley Total Market Index Fund, dated October 29, 2004
          Morgan Stanley Total Return Trust, dated September 30, 2004

     Morgan Stanley U.S. Government Securities Trust, dated March 18, 2004
              Morgan Stanley Utilities Fund, dated March 18, 2004
              Morgan Stanley Value Fund, dated November 30, 2004
                                 (the "Funds")

     The Directors/Trustees of each Fund have approved the waiver of the
Contingent Deferred Sales Charge ("CDSC") for redemptions requested within one year after the death or initial determination of disability of the settlor of a living trust or joint living trust. Accordingly, the first sales charge waiver category in each Fund's Prospectus in the section titled "Share Class
Arrangements -- Class B Shares -- CDSC Waivers" is hereby deleted and replaced with the following:

   o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i)
     registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a "living trust") or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a "joint living trust"); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account; provided in each case that the sale is requested within one year after your death or initial determination of disability.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     36009SPT-01